Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Parent Company Only Condensed Financial Information
Schedule of condensed balance sheets

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	17,179	11,629	1,670
Amounts due from related parties	20,701	22,698	3,260
Prepayments and other current assets	54,847	—	—
Total current assets	92,727	34,327	4,930
Non-current assets:
Investments in subsidiaries and VIEs	8,891,882	2,884,635	414,352
Total non-current assets	8,891,882	2,884,635	414,352
Total assets	8,984,609	2,918,962	419,282
LIABILITIES
Current liabilities:
Short-term borrowings	—	697,620	100,207
Amounts due to related parties	2,046,971	2,555,511	367,076
Accruals and other liabilities	913	100,772	14,475
Total current liabilities	2,047,884	3,353,903	481,758
Long-term borrowings	—	5,784,984	830,961
Deferred revenue	99,684	79,761	11,457
Total non-current liabilities	99,684	5,864,745	842,418
Total liabilities	2,147,568	9,218,648	1,324,176
SHAREHOLDERS’ EQUITY/(DEFICIT)
Class A Ordinary Shares	1,329	1,347	194
Class B Ordinary Shares	226	226	32
Class C Ordinary Shares	254	254	36
Treasury shares	(9,186)	—	—
Additional paid in capital	41,918,936	40,227,856	5,778,370
Accumulated other comprehensive loss	(34,708)	(203,048)	(29,166)
Accumulated deficit	(35,039,810)	(46,326,321)	(6,654,360)
Total shareholders’ equity/(deficit)	6,837,041	(6,299,686)	(904,894)
Total liabilities, mezzanine equity and shareholders’ equity	8,984,609	2,918,962	419,282

Schedule of condensed statements of comprehensive loss

	For the Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
Selling, general and administrative	(52,518)	(178,479)	(97)	(14)
Total operating expenses	(52,518)	(178,479)	(97)	(14)
Loss from operations	(52,518)	(178,479)	(97)	(14)
Interest income	2,391	7,692	4,212	605
Interest expense	(12,389)	—	(237,374)	(34,097)
Equity in loss of subsidiaries and VIEs	(4,924,897)	(9,432,640)	(11,076,907)	(1,591,097)
Investment income	3,498	—	—	—
Other (loss)/gain, net	(819)	6,153	23,655	3,398
Loss before income tax expense	(4,984,734)	(9,597,274)	(11,286,511)	(1,621,205)
Income tax expense	—	—	—	—
Net loss	(4,984,734)	(9,597,274)	(11,286,511)	(1,621,205)
Accretion on convertible redeemable preferred shares to redemption value	(2,576,935)	(13,667,291)	—	—
Accretion on redeemable non-controlling interests to redemption value	—	(63,297)	(126,590)	(18,184)
Net loss attributable to ordinary shareholders of NIO Inc.	(7,561,669)	(23,327,862)	(11,413,101)	(1,639,389)

Schedule of condensed statements of cash flows

	For The Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				Note 2(e)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(4,920,905)	3,917,654	438,465	62,981
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of trading securities	1,340,911	—	—	—
Purchase of held for trading securities	(1,337,413)	—	—	—
Acquisitions of equity investees	(6,223,178)	(11,693,144)	(4,817,498)	(691,990)
Net cash used in investing activities	(6,219,680)	(11,693,144)	(4,817,498)	(691,990)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	6,207	42,251	50,790	7,296
Repurchase of restricted shares	—	(7,490)	—	—
Proceeds from issuance of convertible promissory note	312,624	—	4,322,457	620,882
Repayment of convertible promissory note	(325,013)	—	—	—
Repayment of non-recourse loan	—	82,863	—	—
Proceeds from issuance of ordinary shares, net of issuance costs	—	7,566,470	—	—
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	11,093,377	78,651	—	—
Net cash provided by financing activities	11,087,195	7,762,745	4,373,247	628,178
Effects of exchange rate changes on cash and cash equivalents	(3,031)	6,654	236	33
NET DECREASE IN CASH AND CASH EQUIVALENTS	(56,421)	(6,091)	(5,550)	(798)
Cash and cash equivalents at beginning of the year	79,691	23,270	17,179	2,468
Cash and cash equivalents at end of the year	23,270	17,179	11,629	1,670